Equity - Narrative (Details)		12 Months Ended
	Feb. 23, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares plan $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Net proceeds | $			$ 694,608,000
Shares issued (in shares)		297,700,295	282,078,177
Compensation expense | $		$ 9,669,000	$ 6,228,000
Options exercised (in shares)		549,281	1,693,466
Proceeds from exercise of options | $		$ 2,415,000	$ 4,438,000
Options granted (in shares)		540,116	1,834,919
Weighted average fair value, share options granted (usd per share) | $		$ 10.76	$ 5.49
Options outstanding (in shares)		4,041,567	4,149,639		4,116,149
Shares to be issued (in shares)		19,540,514	17,877,028
Share-based compensation | $		$ 9,669,000	$ 6,237,000
Bought Deal Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	14,870,000	14,870,000	20,909,300
Price per share (usd per share) | $ / shares	$ 37.00	$ 37.00	$ 19.25
Gross proceeds from offering | $	$ 550,190,000	$ 550,190,000	$ 402,504,000
Net proceeds | $	$ 527,291,000	$ 527,291,000	$ 385,782,000
ATM Programs
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			24,648,248
Price per share (usd per share) | $ / shares			$ 12.85
Gross proceeds from offering | $			$ 316,673,000
Net proceeds | $			$ 308,826,000
Prospectus
Disclosure of classes of share capital [line items]
Sale of stock authorized amount | $				$ 1,500,000,000
Common shares
Disclosure of classes of share capital [line items]
Options exercised (in shares)		549,281	1,693,466
Proceeds from exercise of options | $		$ 2,415,000	$ 4,438,000
Stock Option
Disclosure of classes of share capital [line items]
Award term (years)		7 years
Award vesting percentage		33.33333%
Compensation expense | $		$ 6,093,000	4,482,000
Award vesting period (years)		3 years
DSUs
Disclosure of classes of share capital [line items]
Compensation expense | $		$ 672,000	$ 314,000
Number of common shares each unit is redeemable for (in shares)		1
Number of shares granted (in shares)		35,953	23,809
Exercised (in shares)		99,761	15,156
Share-based compensation | $		$ 1,290,000	$ 64,000
Common shares issued (in shares)		46,388	7,608
Outstanding (in shares)		756,223	820,031		811,378
Granted (in shares)		35,953	23,809
RSUs
Disclosure of classes of share capital [line items]
Compensation expense | $		$ 2,904,000	$ 1,432,000
Options exercised (in shares)		156,449	305,229
Number of common shares each unit is redeemable for (in shares)		1
Exercised (in shares)		325,863	593,025
Share-based compensation | $		$ 4,357,000	$ 3,023,000
Outstanding (in shares)		966,220	1,129,946		1,305,265
Number of plans | plan		2
Granted (in shares)		195,838	334,758